Provisions and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Contingent liabilities		$ 27.2	$ 24.0
National Social Security Institute [Member]
Disclosure of other provisions [line items]
Retention contribution percentage to be applied towards payment for hiring third parties		11.00%
SJK Union [Member]
Disclosure of other provisions [line items]
Payment of wage claims	$ 4.3